Organization and Principal Activities (Details) - USD ($)		1 Months Ended
	Dec. 14, 2020	Jul. 26, 2019	Dec. 31, 2021	Jul. 31, 2020
Organization and Principal Activities (Details) [Line Items]
Issued an aggregate authorized shares (in Shares)				40,235
Ordinary share price (in Dollars per share)	$ 16		$ 8.3
Equity interest percentage	100.00%
Payment of cash	$ 400,000
Anyi Network Inc. [Member]
Organization and Principal Activities (Details) [Line Items]
Acquired percentage		100.00%
Subsidiaries cash paid		$ 400,000
Issued an aggregate authorized shares (in Shares)		475,000
AGM Holdings [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage	100.00%
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary share price (in Dollars per share)		$ 16
Cancellation of ordinary shares (in Shares)	475,000
Business combination [Member]
Organization and Principal Activities (Details) [Line Items]
Total consideration of share exchange	$ 8,000,000	$ 8,000,000